Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
I. FUND NAME CHANGES: Effective March 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of March 1, 2025
Sustainable Equity Fund	Sustainable Aware Equity Fund
Multi-Asset Growth Strategy Fund	Multi-Asset Strategy Fund
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
VI. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:
(i)
The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and defensive) and multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
XVI. SUSTAINABLE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the eighth paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Sustainable Equity Fund in the Prospectus listed above:
In addition, the Fund will not invest in any tobacco companies as defined by reference to sub‑industry classifications of the Global Industry Classification Standard methodology.
XVII. GLOBAL EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the first and second paragraphs in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Global Equity Fund in the Prospectus listed above:
The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. Under normal market conditions, the Fund will invest at least the lesser of 30% or the percentage of the Fund’s primary benchmark represented by non‑U.S. issuers, and may invest up to 100%, of its assets in equity securities economically tied to countries other than the U.S. The Fund may invest in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but also invests in small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
I. NAME CHANGES: Effective March 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of March 1, 2025
Growth Strategy Fund	Aggressive Strategy Fund
Equity Growth Strategy Fund	Equity Aggressive Strategy Fund
II. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. Accordingly, all references to Class R4 Shares are deleted from the Prospectus listed above.
III. SECURITIES LENDING: Each Underlying Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
IV. INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS: The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies of the Underlying Funds” for the Global Equity Fund in the Prospectus listed above:
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and defensive) and multi-manager approach. RIM may change the Fund’s asset allocation at any time.
The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.

Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
I. NAME CHANGES: Effective March 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of March 1, 2025
Growth Strategy Fund	Aggressive Strategy Fund
Equity Growth Strategy Fund	Equity Aggressive Strategy Fund
II. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. Accordingly, all references to Class R4 Shares are deleted from the Prospectus listed above.
III. SECURITIES LENDING: Each Underlying Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. Accordingly, all references to Class R4 Shares are deleted from the Prospectus listed above.
III. SECURITIES LENDING: Each Underlying Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. Accordingly, all references to Class R4 Shares are deleted from the Prospectus listed above.
III. SECURITIES LENDING: Each Underlying Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
II. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. Accordingly, all references to Class R4 Shares are deleted from the Prospectus listed above.
III. SECURITIES LENDING: Each Underlying Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
I. NAME CHANGES: Effective March 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of March 1, 2025
Growth Strategy Fund	Aggressive Strategy Fund
Equity Growth Strategy Fund	Equity Aggressive Strategy Fund
II. RECLASSIFICATION OF CLASS R4 SHARES FOR ALL FUNDS: Effective December 11, 2024, Class R4 Shares of all Funds were reclassified as Class R1 Shares. Accordingly, all references to Class R4 Shares are deleted from the Prospectus listed above.
III. SECURITIES LENDING: Each Underlying Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of an Underlying Fund’s securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
I. FUND NAME CHANGES: Effective March 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of March 1, 2025
Sustainable Equity Fund	Sustainable Aware Equity Fund
Multi-Asset Growth Strategy Fund	Multi-Asset Strategy Fund
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
XVI. SUSTAINABLE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the eighth paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Sustainable Equity Fund in the Prospectus listed above:
In addition, the Fund will not invest in any tobacco companies as defined by reference to sub‑industry classifications of the Global Industry Classification Standard methodology.

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
VI. GLOBAL EQUITY FUND RISK/RETURN SUMMARY:
(i)
The following replaces the second paragraph in the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented and defensive) and multi-manager approach. RIM may change the Fund’s asset allocation at any time. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
XVII. GLOBAL EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the first and second paragraphs in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” for the Global Equity Fund in the Prospectus listed above:
The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. Under normal market conditions, the Fund will invest at least the lesser of 30% or the percentage of the Fund’s primary benchmark represented by non‑U.S. issuers, and may invest up to 100%, of its assets in equity securities economically tied to countries other than the U.S. The Fund may invest in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but also invests in small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity. A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a “multi-style, multi-manager” approach. Subject to the approval of the Fund’s Board of Trustees, RIM selects, oversees and evaluates the Fund’s money managers and allocates Fund assets among itself and multiple money manager investment strategies. RIM may change a Fund’s asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. The Fund employs discretionary and non‑discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non‑discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies. RIM also manages the portion of Fund assets for which the Fund’s non‑discretionary money managers provide model portfolios to RIM and the Fund’s cash balances. RIM may also manage portions of the Fund during transitions between money managers.

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multifactor U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multifactor International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multi-Strategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Exempt High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Multi-Asset Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
I. FUND NAME CHANGES: Effective March 1, 2025, the following Funds will have name changes:

Current Fund Name	Fund Name as of March 1, 2025
Sustainable Equity Fund	Sustainable Aware Equity Fund
Multi-Asset Growth Strategy Fund	Multi-Asset Strategy Fund
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Long Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.

Tax-Managed Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated December 17, 2024, to
PROSPECTUS DATED MARCH 1, 2024
IV. SECURITIES LENDING: Each Fund that lends its portfolio securities no longer invests cash collateral received in securities lending transactions in an unregistered cash management fund advised by Russell Investment Management, LLC. Accordingly, the following changes are made in the Prospectus listed above:
(ii)
For each Fund except the Tax‑Exempt High Yield Bond, Tax‑Exempt Bond and Real Assets Funds, the last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section entitled “Investment Objective and Investment Strategies” in the Prospectus listed above is replaced with the following:

The Fund may lend its portfolio securities in an amount up to one‑third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive collateral to secure the obligations of the borrower.
(iii)	The “Securities Lending” risk in the section entitled “Risks” in the Prospectus listed above is replaced with the following:
Securities Lending
If a borrower of a Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the principal value of the collateral may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.